Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Long-Term Debt
	Year Ended December 31,
	2014 $	2013 $
Revolving Credit Facilities due through 2018	508,593	580,593
Term Loans due through 2021	147,470	164,041

	656,063	744,634
Current portion	(41,959)	(25,246)

Total	614,104	719,388